Stock-based Compensation - Schedule of Estimated Using The Black-Scholes Option-Pricing Model (Details) - Stock options	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Risk-free interest rate, minimum	4.32%	3.77%
Risk-free interest rate, maximum	4.35%	3.89%
Expected term	6 years	6 years	6 years	6 years
Expected volatility, minimum	108.30%	103.39%
Expected volatility, maximum	110.68%	105.96%
Expected dividend yield	0.00%	0.00%